Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2023	Mar. 31, 2023
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 35,529	¥ 42,172
Payables under securities lending transactions	1,098	1,212
Obligations to return securities received as collateral	6,895	6,892
Total	43,522	50,276
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	11,525	8,593
Payables under securities lending transactions	1,015	947
Obligations to return securities received as collateral	6,233	5,516
Total	18,773	15,056
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	12,729	23,546
Payables under securities lending transactions	0	191
Obligations to return securities received as collateral	256	642
Total	12,985	24,379
31-90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	7,680	8,393
Payables under securities lending transactions	6	5
Obligations to return securities received as collateral	127	404
Total	7,813	8,802
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,595	1,640
Payables under securities lending transactions	77	69
Obligations to return securities received as collateral	279	330
Total	¥ 3,951	¥ 2,039